Share-Based Compensation (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Share-Based Compensation [Abstract]
Outstanding as of October 1, 2015 Number of shares	12,334
Granted during the year number of shares
Outstanding as of September 30, 2016 Number of shares	12,334	12,334
Outstanding as of October 1, 2015 Exercise Price	$ 40.00
Granted during the year Exercise Price
Forfeited during the year Exercise Price
Outstanding as of September 30, 2016 Exercise Price	$ 40.00	$ 40.00
Outstanding Remaining Life (Years)	3 years 7 months 13 days	4 years 7 months 13 days
Granted during the year Remaining Life (Years)	0 years
Forfeited during the year Remaining Life(Years)	0 years
Outstanding as of October 1, 2015 Aggregated Intrinsic Value
Granted during the year Aggregated Intrinsic Value
Forfeited during the year Aggregated Intrinsic Value
Outstanding as of September 30, 2016 Aggregated Intrinsic Value